Note 20 - Segmented Information	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
20
- Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one
reportable business segment providing logistics technology solutions. The following tables provide our revenue information by geographic location of customer and revenue type:

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Revenues
United States	106,672	96,300	73,810
Europe, Middle-East and Africa	75,165	68,451	72,900
Canada	13,266	12,572	15,187
Asia Pacific	8,676	7,670	8,963
	203,779	184,993	170,860

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Revenues
Services	196,867	176,288	159,050
Licenses	6,912	8,705	11,810
	203,779	184,993	170,860

Services revenues are composed of the following: (i) ongoing transactional and/or subscription fees for use of our services and products by our customers; (ii) professional services revenues from consulting, implementation and training services related to our services and products; (iii) maintenance and other related revenues, which include revenues associated with maintenance and support of our services and products; and (iv) hardware revenues. License revenues derive from licenses granted to our customers to use our software products.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31, 2017	January 31, 2016
Total long-lived assets
United States	71,805	49,192
Europe, Middle-East and Africa	40,872	44,963
Canada	43,215	48,011
	155,892	142,166